Non-Controlling Interest - Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 458,232	$ 547,589
Share of comprehensive income (loss)	(48,883)	(25,458)
Equity-settled share-based awards expense	4,039	1,742
Expiration of share options in subsidiary	0	0
Equity at end of period	306,206	508,891
Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	(5,835)	5,369
Share of comprehensive income (loss)	(7,111)	(546)
Equity-settled share-based awards expense	3,285	277
Expiration of share options in subsidiary	(1)	(786)
Equity at end of period	$ (9,661)	$ (4,778)